UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Disciplined Long/Short Value Fund

	Shares	Value ($)

Long Positions 123.2%
Common Stocks 122.2%
Consumer Discretionary 9.4%
Auto Components 0.4%
Autoliv, Inc. (a)	1,400	69,930
Automobiles 1.2%
Ford Motor Co.* (a)	32,100	213,144
Hotels Restaurants & Leisure 2.6%
McDonald's Corp. (a)	5,700	305,235
Yum! Brands, Inc. (a)	4,500	153,720

		458,955

Household Durables 0.9%
Garmin Ltd. (a)	1,200	86,580
NVR, Inc.* (a)	100	63,150

		149,730
Media 2.2%
Liberty Global, Inc. "A"* (a)	4,700	189,927
The DIRECTV Group, Inc.* (a)	7,900	178,382
Walt Disney Co.	700	20,951

		389,260
Specialty Retail 2.1%
Best Buy Co., Inc.	3,600	175,716
RadioShack Corp. (a)	10,500	182,175

		357,891
Consumer Staples 7.3%
Beverages 2.4%
Anheuser-Busch Companies, Inc. (a)	4,200	195,384
Coca-Cola Enterprises, Inc. (a)	300	6,921
Pepsi Bottling Group, Inc. (a)	4,400	153,340
PepsiAmericas, Inc. (a)	2,300	56,672

		412,317
Food & Staples Retailing 1.3%
Safeway, Inc.	6,400	198,336
SUPERVALU, Inc. (a)	1,300	39,078

		237,414
Household Products 1.5%
Kimberly-Clark Corp. (a)	1,400	91,910
Procter & Gamble Co. (a)	2,500	164,875

		256,785
Personal Products 1.0%
Herbalife Ltd. (a)	4,300	170,624
Tobacco 1.1%
Altria Group, Inc. (a)	2,600	197,132
Energy 24.6%
Energy Equipment & Services 1.6%
Global Industries Ltd.* (a)	6,400	113,024
Transocean, Inc.* (a)	1,379	169,065

		282,089
Oil, Gas & Consumable Fuels 23.0%
Apache Corp.	2,700	257,688
Chevron Corp. (a)	6,400	540,800
ConocoPhillips (a)	6,600	530,112
ExxonMobil Corp. (a)	13,700	1,183,680
Foundation Coal Holdings, Inc.	3,700	193,510
Frontline Ltd.	4,500	191,565
Hess Corp. (a)	3,000	272,490
Marathon Oil Corp. (a)	5,500	257,675
Occidental Petroleum Corp.	400	27,148
Spectra Energy Corp. (a)	9,000	205,560
St. Mary Land & Exploration Co.	5,200	183,196
W&T Offshore, Inc.	6,000	169,740

		4,013,164

Financials 27.7%
Capital Markets 7.6%
Ameriprise Financial, Inc. (a)	4,000	221,240
Bank of New York Mellon Corp. (a)	5,600	261,128
Lazard Ltd. "A" (a)	4,100	162,032
Northern Trust Corp.	2,500	183,400
TD Ameritrade Holding Corp.*	10,100	189,476
The Goldman Sachs Group, Inc. (a)	1,500	301,155

		1,318,431
Commercial Banks 6.8%
PNC Financial Services Group, Inc. (a)	3,700	242,794
SunTrust Banks, Inc. (a)	3,800	262,010
Wachovia Corp. (a)	8,500	330,905
Wells Fargo & Co. (a)	10,400	353,704

		1,189,413
Diversified Financial Services 4.6%
Bank of America Corp. (a)	5,900	261,665
Citigroup, Inc. (a)	8,000	225,760
JPMorgan Chase & Co. (a)	3,500	166,425
Nasdaq Stock Market, Inc.*	3,400	157,318

		811,168
Insurance 6.6%
ACE Ltd.	3,600	210,024
Allied World Assurance Co. Holdings Ltd.	2,400	114,312
American International Group, Inc. (a)	1,500	82,740
Hartford Financial Services Group, Inc. (a)	2,900	234,233
MetLife, Inc. (a)	4,100	241,777
The Travelers Companies, Inc. (a)	5,400	259,740

		1,142,826
Real Estate Investment Trusts 1.9%
AMB Property Corp. (REIT) (a)	700	35,420
Apartment Investment & Management Co. "A" (REIT) (a)	500	19,820
Boston Properties, Inc. (REIT) (a)	200	18,384
Equity Residential (REIT) (a)	1,100	41,151
Host Hotels & Resorts, Inc. (REIT) (a)	1,900	31,806
iStar Financial, Inc. (REIT) (a)	1,600	42,688
Kimco Realty Corp. (REIT) (a)	400	14,324
Mack-Cali Realty Corp. (REIT) (a)	500	17,760
ProLogis (REIT) (a)	500	29,675
Public Storage (REIT) (a)	300	23,475
SL Green Realty Corp. (REIT) (a)	100	9,281
Vornado Realty Trust (REIT) (a)	600	54,240

		338,024
Real Estate Management & Development 0.2%
The St. Joe Co.	900	34,938
Health Care 10.6%
Biotechnology 1.2%
Amgen, Inc.* (a)	4,600	214,314
Health Care Providers & Services 3.5%
Health Net, Inc.* (a)	3,700	172,013
Humana, Inc.* (a)	2,400	192,720
WellPoint, Inc.*	3,000	234,600

		599,333

Pharmaceuticals 5.9%
Eli Lilly & Co. (a)	1,800	92,736
Johnson & Johnson (a)	1,200	75,912
Merck & Co., Inc. (a)	1,300	60,164
Pfizer, Inc. (a)	25,400	594,106
Sepracor, Inc.* (a)	7,300	206,152

		1,029,070
Industrials 12.7%
Aerospace & Defense 0.1%
General Dynamics Corp.	100	8,446
Airlines 0.9%
US Airways Group, Inc.* (a)	11,800	162,958
Commercial Services & Supplies 2.1%
Allied Waste Industries, Inc.* (a)	16,900	166,465
The Brink's Co. (a)	3,300	200,079

		366,544
Construction & Engineering 1.3%
Fluor Corp.	400	48,668
Shaw Group, Inc.* (a)	3,300	186,450

		235,118
Industrial Conglomerates 4.8%
General Electric Co. (a)	18,700	662,167
McDermott International, Inc.*	3,900	184,002

		846,169
Machinery 2.2%
AGCO Corp.* (a)	3,100	186,682
Parker Hannifin Corp. (a)	2,800	189,308

		375,990
Road & Rail 1.3%
CSX Corp.	700	33,936
Kansas City Southern* (a)	5,200	186,576

		220,512
Information Technology 11.1%
Computers & Peripherals 5.4%
Apple, Inc.*	1,200	162,432
Lexmark International, Inc. "A"* (a)	5,500	199,155
Network Appliance, Inc.*	8,300	192,726
Seagate Technology	9,500	192,565
Sun Microsystems, Inc.* (a)	10,900	190,750

		937,628
Electronic Equipment & Instruments 2.5%
Arrow Electronics, Inc.* (a)	4,100	140,302
Dolby Laboratories, Inc. "A"*	4,200	180,978
Tech Data Corp.*	3,300	113,454

		434,734
IT Services 1.1%
Computer Sciences Corp.*	4,800	203,136
Office Electronics 0.1%
Xerox Corp. (a)	1,300	20,020
Semiconductors & Semiconductor Equipment 1.0%
NVIDIA Corp.*	7,000	172,130

Software 1.0%
Compuware Corp.* (a)	20,500	174,250
Materials 7.1%
Containers & Packaging 1.2%
Owens-Illinois, Inc.*	4,200	211,680
Metals & Mining 5.9%
AK Steel Holding Corp.*	4,300	205,454
Allegheny Technologies, Inc. (a)	2,500	176,000
Commercial Metals Co. (a)	5,000	141,750
Nucor Corp. (a)	1,800	104,040
Steel Dynamics, Inc.	3,800	198,170
United States Steel Corp.	1,900	194,009

		1,019,423
Telecommunication Services 7.1%
Diversified Telecommunication Services 6.2%
AT&T, Inc. (a)	11,500	442,635
Embarq Corp. (a)	4,100	185,730
Verizon Communications, Inc. (a)	12,000	466,080

		1,094,445
Wireless Telecommunication Services 0.9%
Telephone & Data Systems, Inc. (a)	2,900	152,946
Utilities 4.6%
Electric Utilities 2.8%
American Electric Power Co., Inc. (a)	2,000	85,660
Edison International (a)	4,200	219,072
Entergy Corp. (a)	1,700	183,906

		488,638
Multi-Utilities 1.8%
Dominion Resources, Inc.	2,700	116,100
Sempra Energy (a)	3,700	206,830

		322,930

Total Common Stocks (Cost $21,795,228)		21,333,649
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 2.22%**, 4/17/2008 (b) (Cost $39,813)	40,000	39,843
	Shares	Value ($)

Cash Equivalents 0.8%
Cash Management QP Trust, 4.52% (c) (Cost $133,458)	133,458	133,458

	% of Net Assets	Value ($)

Total Long Positions (Cost $21,968,499)	123.2	21,506,950
Other Assets and Liabilities, Net	20.1	3,508,916
Notes Payable	(22.6)	(3,938,000)
Securities Sold Short	(20.7)	(3,622,083)

Net Assets	100.0	17,455,783
	Shares	Value ($)

Common Stocks Sold Short 20.7%
Consumer Discretionary 1.4%
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.*	1,500	131,505
Household Durables 0.7%
Centex Corp.	4,100	113,898
Consumer Staples 0.8%
Beverages 0.8%
Hansen Natural Corp.*	3,800	146,528
Energy 2.9%
Energy, Equipment & Services 1.0%
TETRA Technologies, Inc.*	10,700	167,455
Oil, Gas & Consumable Fuels 1.9%
Peabody Energy Corp.	3,500	189,070
Teekay Corp.	3,200	151,360

		340,430
Health Care 2.9%
Biotechnology 0.8%
Amylin Pharmaceuticals, Inc.*	4,900	145,285
Health Care Equipment & Supplies 1.0%
Advanced Medical Optics, Inc.*	7,200	151,416
ResMed, Inc.*	500	23,290

		174,706
Pharmaceuticals 1.1%
APP Pharmaceuticals, Inc.*	17,300	181,823
Industrials 0.2%
Air Freight & Logistics 0.1%
Expeditors International of Washington, Inc.	400	18,916
Commercial Services & Supplies 0.1%
Equifax, Inc.	600	22,254
Information Technology 6.0%
Communications Equipment 0.6%
Tellabs, Inc.*	15,900	108,438
IT Services 1.6%
Fidelity National Information Services, Inc.	1,700	72,165
VeriFone Holdings, Inc.*	10,400	203,528

		275,693

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*				21,400	163,496
LSI Corp.*				31,600	164,952
Micron Technology, Inc.*				23,900	168,017
Rambus, Inc.*				8,700	169,302

					665,767
Materials 3.2%
Chemicals 1.1%
Westlake Chemical Corp.				9,400	188,940
Construction Materials 1.1%
Eagle Materials, Inc.				5,000	188,500
Paper & Forest Products 1.0%
Louisiana-Pacific Corp.				12,000	183,240
Telecommunication Services 1.3%
Wireless Telecommunication Services
Leap Wireless International, Inc.*				5,500	227,425
Utilities 2.0%
Independent Power Producers & Energy Traders
Dynegy, Inc. "A"*				25,000	175,500
Mirant Corp.*				4,500	165,780

					341,280

Total Common Stocks Sold Short (Proceeds $3,899,963)					3,622,083

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				Securities are pledged, in whole or in part, as collateral for short sales.
(b)				At January 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
As of January 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P Mini 500 Index	3/20/2008	1	66,278	68,980	2,702

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Long/Short Value Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Long/Short Value Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008